Operating Leases and Obligations Related to Finance Leases - Additional Information (Details)	1 Months Ended	12 Months Ended
	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) valuator	Dec. 31, 2023 USD ($) vessel	Dec. 31, 2022 USD ($)
Lessee, Lease, Description [Line Items]
Proceeds from financings related to sale and leaseback of vessels, net of issuance costs (note 10)		$ 0	$ 0	$ 288,108,000
Minimum Liquidity Covenant Requirement		$ 35,000,000.0
Minimum Liquidity as a Percentage of Consolidated Debt Covenant Requirement		5.00%
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net		$ 0	449,000	$ 5,179,000
Interest Rate Swaps Terminated
Lessee, Lease, Description [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net			$ 3,200,000
Minimum
Lessee, Lease, Description [Line Items]
Long-term Debt, Term		6 months
Number of Third Party Valuators | valuator		2
February 2022 Sale Leaseback
Lessee, Lease, Description [Line Items]
Sale Leaseback Transaction, Cost of Repurchase	$ 137,000,000.0
February 2022 Sale Leaseback | Suezmax Tankers
Lessee, Lease, Description [Line Items]
Number Of Vessels | vessel			8